Summary of Significant Accounting Policies - Schedule of Total Revenues by Product and Service Type (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Semiconductor:
Revenue	$ 187,048,691	$ 177,933,890	$ 214,405,226
Total revenue	187,048,691	177,933,890	214,405,226
Integrated Circuits [Member]
Semiconductor:
Sales of electronic components products	103,996,133	93,611,171	36,208,767
Power/Circuit Protection [Member]
Semiconductor:
Sales of electronic components products	14,705,571	2,135,446	13,902,350
Discrete [Member]
Semiconductor:
Sales of electronic components products	9,976,721	997,097	16,047,821
Passive Components [Member]
Semiconductor:
Sales of electronic components products	9,233,555	5,706,403	99,326,417
Optoelectronics/Electromechanical [Member]
Semiconductor:
Sales of electronic components products	11,750,060	17,733,992	8,535,997
Other Semiconductor Products [Member]
Semiconductor:
Sales of electronic components products	21,547,984	3,954,028	15,366,941
Equipment [Member]
Semiconductor:
Sales of electronic components products	3,620	29,665,978	10,102,545
Tools and Others [Member]
Semiconductor:
Sales of electronic components products	13,316,037	21,516,780	11,632,317
Sales of Electronic Components Products [Member]
Semiconductor:
Revenue	184,529,681	175,320,895	211,123,155
Service commission fees [Member]
Semiconductor:
Revenue	$ 2,519,010	$ 2,612,995	$ 3,282,071